Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders' equity
Schedule of treasury shares held

	December 31, 2024	June 30, 2025
Number of treasury shares	149,529,818	77,953,973
Percentage of share capital	6.24%	3.42%

Schedule of information about dividends paid

Dividend 2024	First interim	Second interim	Third interim	Final
Amount	€0.79	€0.79	€0.79	€0.85
Set date	April 25, 2024	July 24, 2024	October 30, 2024	May 23, 2025
Ex-dividend date	September 25, 2024	January 2, 2025	March 26, 2025	June 19, 2025
Payment date	October 1, 2024	January 6, 2025	April 1, 2025	July 1, 2025

Dividend 2025	First interim	Second interim
Amount	€0.85	€0.85
Set date	April 29, 2025	July 23, 2025
Ex-dividend date	October 1, 2025	December 31, 2025
Payment date	October 3, 2025	January 5, 2026

Schedule of other comprehensive income

(M$)	1st half 2025	1st half 2024
Actuarial gains and losses	16	20

Change in fair value of investments in equity instruments	64	143

Tax effect	(19)	(19)
Currency translation adjustment generated by the parent company	8,690	(2,189)
Sub-total items not potentially reclassifiable to profit and loss	8,751	(2,045)

Currency translation adjustment	(6,709)	1,622
- unrealized gain/(loss) of the period	(6,708)	1,634
- less gain/(loss) included in net income	1	12

Cash flow hedge	(668)	1,400
- unrealized gain/(loss) of the period	(1,000)	1,346
- less gain/(loss) included in net income	(332)	(54)

Variation of foreign currency basis spread	19	(15)
- unrealized gain/(loss) of the period	12	(6)
- less gain/(loss) included in net income	(7)	9

Share of other comprehensive income of equity affiliates, net amount	(274)	(114)
- unrealized gain/(loss) of the period	(268)	(103)
- less gain/(loss) included in net income	6	11

Other	7	-

Tax effect	156	(372)
Sub-total items potentially reclassifiable to profit and loss	(7,469)	2,521
Total other comprehensive income (net amount)	1,282	476

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2025			1st half 2024
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	16	(5)	11	20	12	32
Change in fair value of investments in equity instruments	64	(14)	50	143	(31)	112
Currency translation adjustment generated by the parent company	8,690	-	8,690	(2,189)	-	(2,189)
Sub-total items not potentially reclassifiable to profit and loss	8,770	(19)	8,751	(2,026)	(19)	(2,045)
Currency translation adjustment	(6,709)	-	(6,709)	1,622	-	1,622
Cash flow hedge	(668)	163	(505)	1,400	(376)	1,024

Variation of foreign currency basis spread	19	(7)	12	(15)	4	(11)
Share of other comprehensive income of equity affiliates, net amount	(274)	-	(274)	(114)	-	(114)
Other	7	-	7	-	-	-
Sub-total items potentially reclassifiable to profit and loss	(7,625)	156	(7,469)	2,893	(372)	2,521
Total other comprehensive income	1,145	137	1,282	867	(391)	476